Selected Quarterly Financial Data - Schedule of Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 243,213	$ 242,012	$ 254,234	$ 229,225	$ 243,321	$ 237,762	$ 225,954	$ 167,135	$ 968,684	$ 874,172	$ 677,761
Operating gross margin	36,768	45,066	43,485	28,863	48,564	48,733	50,273	20,877	154,182	168,447	151,556
Operating income	27,714	35,239	37,497	19,770	28,516	35,589	28,587	9,180	120,220	101,872	107,273
Net income (loss) attributable to controlling interest	$ 7,753	$ 12,566	$ 15,681	$ (12,549)	$ 10,172	$ 7,970	$ 8,281	$ 592	$ 23,451	$ 27,015	$ 37,313
Basic earnings per share - net income (loss)	$ 0.06	$ 0.10	$ 0.13	$ (0.10)	$ 0.08	$ 0.07	$ 0.07	$ 0.00	$ 0.19	$ 0.23	$ 0.32
Diluted earnings per share - net income (loss)	$ 0.06	$ 0.10	$ 0.13	$ (0.10)	$ 0.08	$ 0.07	$ 0.07	$ 0.00	$ 0.19	$ 0.22	$ 0.31